SHAREHOLDERS EQUITY - Summary of Other Comprehensive (Loss) Income (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	R$ 28,870,022	R$ 20,818,867	R$ 16,240,481
Comprehensive (loss) income	993,684	(467,466)	(605,401)
Ending balance	48,169,399	28,870,022	20,818,867
Loss on cash flow hedge [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(1,917,917)	(1,316,502)
Comprehensive (loss) income	556,022	(601,415)
Ending balance	(1,361,895)	(1,917,917)	(1,316,502)
Foreign currency translation differences [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	96,362	6,514
Comprehensive (loss) income	1,914,552	89,848
Ending balance	2,010,914	96,362	6,514
Actuarial loss on defined benefit plan [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(266,574)	(329,956)
Comprehensive (loss) income	46,911	63,382
Ending balance	(219,663)	(266,574)	(329,956)
Deferred tax on actuarial losses of defined benefit plan
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	90,635	112,185
Comprehensive (loss) income	(15,950)	(21,550)
Ending balance	74,685	90,635	112,185
Gain on measurement of financial instrument
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	15,000	15,000
Comprehensive (loss) income	(60,631)
Ending balance	(45,631)	15,000	15,000
Change in fair value of financial assets [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	5,794	2,356
Comprehensive (loss) income	71,358	3,438
Ending balance	77,152	5,794	2,356
Deferred tax on change in the fair value of a financial asset
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(1,970)	(801)
Comprehensive (loss) income	(24,262)	(1,169)
Ending balance	(26,232)	(1,970)	(801)
Predecessor adjustments [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	1,381,798
Comprehensive (loss) income	(1,381,798)	1,381,798
Ending balance		1,381,798
Total [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(596,872)	(1,511,204)
Comprehensive (loss) income	1,106,202	914,332
Ending balance	509,330	(596,872)	(1,511,204)
Attributable to Owners of the Company [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(521,609)	(1,524,027)	(805,471)
Comprehensive (loss) income	1,089,155	1,002,418
Ending balance	567,546	(521,609)	(1,524,027)
Attributable to Non-controlling interests [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(75,263)	12,823
Comprehensive (loss) income	17,047	(88,086)
Ending balance	R$ (58,216)	R$ (75,263)	R$ 12,823